CURRENT AND DEFERRED INCOME TAX - Income Tax Differences (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Current tax expense	$ 24,796	$ 8,043
Deferred tax expense	5,576	78
Total income tax expense	30,372	8,121
Income before taxes	$ 86,129	$ 8,090
Statutory tax rate	27.00%	27.00%
Expected income tax	$ 23,254	$ 2,184
Non-deductible (taxable) items	(17,654)	25,408
Foreign exchange	15,058	(13,714)
Differences in foreign and future tax rates	(3,309)	(1,086)
Mining and overseas withholding tax	10,249	4,955
Expired losses	738	2,928
Restructuring of Argentine operations	0	114,100
Change in tax estimates with respect to prior years	(2,316)	1,501
Changes in recognition of deferred tax assets	3,952	(128,066)
Other	$ 400	$ (89)